Income Taxes - Cash payments of income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Cash payments of income taxes	$ 35.7	$ 53.6	$ 17.5